Earnings Per Share	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Earnings Per Share
32.	EARNINGS PER SHARE

	Years Ended December 31
	2016	2017	2018
	(NT$)	(NT$)	(NT$)
Basic EPS	$12.79	$13.30	$14.00

Diluted EPS	$12.79	$13.30	$14.00

EPS is computed as follows:

	Amounts (Numerator) NT$ (In Millions)	Number of Shares (Denominator) (In Millions)	EPS (NT$)
Year Ended December 31, 2016
Basic/Diluted EPS
Net income available to common shareholders of the parent	$331,713.7	25,930.3	$12.79

Year Ended December 31, 2017
Basic/Diluted EPS
Net income available to common shareholders of the parent	$344,998.3	25,930.3	$13.30

Year Ended December 31, 2018
Basic/Diluted EPS
Net income available to common shareholders of the parent	$363,052.7	25,930.3	$14.00